Subsequent events - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	Mar. 16, 2022 EUR (€) € / shares	Mar. 16, 2022 USD ($)	Mar. 26, 2021	Jul. 29, 2022 EUR (€)	Jul. 28, 2022 EUR (€)	Jul. 27, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Mar. 16, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Jul. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%						100.00%
Percentage of voting interest sold	100.00%							100.00%
Conversion of debt to equity	€ 101,933
Notional amount							€ 120,000		€ 120,000
Non current pledged bank balance							€ 13,000
The Target Company [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of remaining share capital acquired upon exercising its option rights			49.50%
The Target Company [Member] | Two Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			8.50%
The Target Company [Member] | Two Option Agreement [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			42.00%
The Target Company [Member] | Two Option Agreement [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			8.50%
Third Party Company [Member] | Two Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Third Party Company [Member] | Two Option Agreement [Member] | Unlisted Software Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Mega E [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired										100.00%
Mega E [Member] | Call Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired										100.00%
Spartan Acquisition Corporation Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash held in trust	€ 10,000							$ 11
Combined Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%							100.00%
Business combination agreement gross proceeds received	€ 146,000	$ 161
Proceeds from PIPE offering through issuance of common stock	€ 136,000	150
Common stock issued price per share | (per share)	€ 9.07							$ 10
Percentage of voting interest retained	82.00%							82.00%
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interest sold	100.00%							100.00%
Major business combination [member] | Before DecemberThirty One Two Thousand And Twenty Two [Member] | ALLGMega E [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of remaining voting equity interests expected to be acquired				49.00%
Major business combination [member] | Mega E [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						51.00%
Equity interests of acquirer						€ 4,823
Shareholder loan receivable						€ 11,936
Cash transferred				€ 16,759
Major business combination [member] | MOMA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred				€ 30,000
Percentage of total purchase price consideration payable				50.00%
Major business combination [member] | Spartan Acquisition Corporation Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash held in trust	€ 10,000							$ 11
Major business combination [member] | Combined Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%							100.00%
Business combination agreement gross proceeds received	€ 146,000	161
Proceeds from PIPE offering through issuance of common stock	€ 136,000	$ 150
Common stock issued price per share | (per share)	€ 9.05							$ 10
Percentage of voting interest retained	82.00%							82.00%
Business combination agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion of debt to equity	€ 102,229
Refinancing of Debt Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non current pledged bank balance					€ 13,000
Refinancing of Debt Facility [Member] | Senior Debt [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					120,000
Increase in outstanding borrowings					€ 50,000